Investment In Equity Method Investees - Summary of Financial Information For Equity Accounted Investees (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Other expenses	$ 252		$ 6,627		$ 9,290		$ 63,067		$ 1,139
Profit (Loss)	(176,600)	[1]	(174,146)	[1]	(835,145)	[2]	(401,905)	[2]	(33,077)	[2]
Total assets	3,036,316				3,159,995		3,417,945
Total Liabilities	1,792,817				1,740,866		1,230,673
Equity Method Investee [Member]
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Revenue	7		0		(8)		22		1
Amortization	500		500		2,000		2,000		2,000
Other expenses	10		0		30		8		0
Profit (Loss)	(503)		$ (500)		(2,038)		(1,986)		$ (1,999)
Total assets	911				1,403		3,341
Total Liabilities	$ 410				$ 399		$ 274

[1]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details
[2]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.